Asset Sales - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Asset Sale And License Agreement [Line Items]
Other income (expense), net		$ (32)		$ (172)	$ 4	$ (49)	$ 71	$ (137)
IKENA ONCOLOGY INC
Asset Sale And License Agreement [Line Items]
Other income (expense), net		$ 4,708		$ 235	$ 5,493	$ 228	$ 2,518	$ (22)
IK-175 | Asset Purchase Agreement | IKENA ONCOLOGY INC
Asset Sale And License Agreement [Line Items]
Other income (expense), net			$ 400
Assets held for sale cash consideration	$ 400